CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration Of Credit Risk, Significant Customers And Geographic Information
20.	CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION
Concentration of Credit Risk and Significant Customers
The Company is subject to concentration of credit risk with respect to its cash, cash equivalents and accounts receivable. The Company maintains bank accounts in the United States and New Zealand and attempts to minimize by maintaining its cash, cash equivalents with major high credit quality financial institutions. From time to time cash balances held may exceed limits federally insured by the Federal Deposit Insurance Corporation. The Company has not experienced losses in such accounts and believes it is not exposed to any significant credit risk associated with these accounts.
The services provided by Rocket Lab are to U.S. Government and commercial customers. The Company has a significant concentration of credit risk associated with its accounts receivables that is solely based on the good faith and credit of the U.S. Government. We extend differing levels of credit to commercial customers, do not require collateral deposits, and, when necessary, maintain reserves for potential credit losses based upon the expected collectability of accounts receivable. We manage credit risk related to our customers by following credit approval processes, establishing credit limits, performing periodic evaluations of credit worthiness and applying other credit risk monitoring procedures.

As of December 31, 2021 and 2020, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	December 31,
	2021	2020
U.S. commercial customer A	18%	62%
U.S. commercial customer B	*	13%
International customer C	*	12%
Commercial customer G	23%	*

*	Accounts receivable was less than 10%
For the years ended December 31, 2021 and 2020, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	December 31,
	2021	2020
U.S. government customer D	*	21%
International customer E	*	18%
U.S. commercial customer F	*	15%
Commercial customer G	40%	14%
Commercial customer H	16%	*

*	Revenue was less than 10%
Geographic Information
The Company’s consolidated net revenues by geographic area based on customer billing location are as follows for the years ended December 31, 2021 and 2020:

	2021		2020
	Amount	% of total revenues	Amount	% of total revenues
United States	$45,750	74%	$25,881	74%
Japan	769	1%	6,498	18%
Germany	9,770	16%	—	—%
Rest of world	5,948	9%	2,781	8%

Total	$62,237	100%	$35,160	100%

Long-lived assets, which consists of property, plant and equipment, net, leased right-of-use assets, intangible assets, net and goodwill, by geographic area are as follows as of December 31:

	December 31,
	2021		2020
	Amount	% of Long- Lived Assets	Amount	% of Long- Lived Assets
United States	$148,248	76%	$34,303	38%
New Zealand	45,050	23%	43,323	47%
Canada	1,260	1%	13,590	15%

Total	$194,558	100%	$91,216	100%